Quarterly Report
May 31, 2025
SSGA Funds
State Street International Stock Selection Fund

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
State Street International Stock Selection Fund	1
Notes to Schedule of Investments (Unaudited)	6

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.9%
AUSTRALIA — 7.5%
AGL Energy Ltd.	82,176	$537,652
Brambles Ltd.	112,580	1,682,876
Coles Group Ltd.	109,812	1,528,952
Commonwealth Bank of Australia	550	62,379
Computershare Ltd.	8,921	231,284
G8 Education Ltd. (a)	51,258	40,475
Helia Group Ltd.	141,412	474,002
NRW Holdings Ltd.	245,322	442,777
Perseus Mining Ltd.	305,160	765,187
Qantas Airways Ltd.	228,014	1,559,434
Ramelius Resources Ltd. (a)	48,353	89,765
Resolute Mining Ltd. (b)	1,042,512	423,362
Scentre Group REIT	414,744	981,152
Stockland REIT	121,394	427,248
Telstra Group Ltd.	514,539	1,585,391
Ventia Services Group Pty. Ltd.	193,107	588,775
		11,420,711
AUSTRIA — 0.1%
Porr AG	2,967	98,034
Raiffeisen Bank International AG	3,728	113,782
		211,816
BELGIUM — 1.8%
Anheuser-Busch InBev SA	4,571	321,997
KBC Group NV	16,852	1,663,945
UCB SA	3,748	680,481
		2,666,423
CHINA — 1.1%
BOC Hong Kong Holdings Ltd.	98,500	415,803
SITC International Holdings Co. Ltd.	371,000	1,185,235
Yangzijiang Shipbuilding Holdings Ltd.	83,700	137,580
		1,738,618
DENMARK — 1.0%
AP Moller - Maersk AS Class A	22	39,294
AP Moller - Maersk AS Class B	129	233,702
Danske Bank AS	17,517	671,246
Novo Nordisk AS Class B	5,344	379,680
Sydbank AS	2,234	149,365
		1,473,287
FINLAND — 2.2%
Nokia OYJ	299,685	1,557,109
Nordea Bank Abp	127,597	1,849,394
		3,406,503
FRANCE — 8.2%
AXA SA	13,881	654,247
BioMerieux	4,298	576,348
BNP Paribas SA	6,406	561,093
Bureau Veritas SA	13,276	453,433
Carmila SA REIT (b)	18,930	401,079
Security Description	Shares	Value
Cie de Saint-Gobain SA	16,334	$1,833,130
Cie des Alpes	8,358	173,289
Derichebourg SA	84,640	579,510
Eiffage SA	11,255	1,547,596
Engie SA	84,595	1,823,574
Forvia SE	40,738	382,814
Kaufman & Broad SA	10,521	400,193
Klepierre SA REIT	39,382	1,540,924
Manitou BF SA	1,917	45,492
Societe Generale SA	6,637	360,597
Technip Energies NV	14,401	545,163
TotalEnergies SE	4,983	292,290
Vicat SACA	4,881	317,564
		12,488,336
GERMANY — 11.6%
Bilfinger SE	5,780	511,578
Cewe Stiftung & Co. KGaA	215	24,388
Commerzbank AG	39,136	1,190,466
Continental AG	6,268	550,144
Deutsche Bank AG	67,978	1,880,242
Deutsche Telekom AG	65,514	2,475,629
Fresenius Medical Care AG	26,935	1,529,779
Fresenius SE & Co. KGaA	33,248	1,630,107
Heidelberg Materials AG	4,784	936,747
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,101	2,011,917
RWE AG	27,316	1,027,559
SAP SE	12,220	3,689,416
Siemens AG	462	111,106
		17,569,078
HONG KONG — 1.3%
Johnson Electric Holdings Ltd. (a)	168,500	451,276
WH Group Ltd. (c)	1,640,500	1,514,739
		1,966,015
INDONESIA — 0.4%
First Pacific Co. Ltd.	946,000	650,284
IRELAND — 1.3%
AerCap Holdings NV	14,300	1,654,939
Cairn Homes PLC	107,719	267,246
		1,922,185
ISRAEL — 1.8%
Bank Hapoalim BM	100,932	1,693,272
Bank Leumi Le-Israel BM	57,657	930,486
Shufersal Ltd.	5,156	51,711
		2,675,469
ITALY — 4.2%
Buzzi SpA	752	38,612
Coca-Cola HBC AG	28,926	1,505,154
Hera SpA	7,175	35,618
Intesa Sanpaolo SpA	386,627	2,155,469
Iveco Group NV	38,047	758,168
OVS SpA (c)	176,185	756,186

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Shares	Value
UniCredit SpA	16,657	$1,069,730
		6,318,937
JAPAN — 20.2%
Aisan Industry Co. Ltd.	40,400	519,968
Anritsu Corp.	5,600	64,077
Brother Industries Ltd.	6,600	113,337
Canon, Inc. (a)	45,500	1,401,411
Chugoku Marine Paints Ltd.	28,200	436,439
Daiwa House Industry Co. Ltd.	48,500	1,641,777
ENEOS Holdings, Inc.	266,200	1,267,963
Exedy Corp.	8,800	263,887
FCC Co. Ltd.	39,100	766,539
Fuji Seal International, Inc.	39,200	702,573
Hamakyorex Co. Ltd.	57,400	512,988
Hitachi Ltd.	20,500	576,413
J Front Retailing Co. Ltd.	51,300	724,785
JVCKenwood Corp.	55,200	451,704
Kanamoto Co. Ltd.	3,800	87,147
Kitz Corp.	70,700	573,383
Komatsu Ltd.	56,800	1,745,506
Meidensha Corp.	13,200	400,876
Mitsubishi Electric Corp.	59,400	1,198,774
NIPPON REIT Investment Corp. (a)	47	28,319
Nippon Shokubai Co. Ltd. (a)	3,500	40,401
Nippon Yusen KK (a)	44,500	1,630,074
Nishio Holdings Co. Ltd.	8,000	220,438
Niterra Co. Ltd.	23,300	753,593
Nojima Corp.	36,100	690,665
NOK Corp.	25,800	380,200
Nomura Holdings, Inc.	268,200	1,655,666
Noritsu Koki Co. Ltd.	24,300	762,462
Open House Group Co. Ltd.	17,700	768,175
Osaka Gas Co. Ltd.	23,700	604,956
Otsuka Holdings Co. Ltd.	30,500	1,557,907
Raito Kogyo Co. Ltd.	26,300	527,298
Ricoh Co. Ltd.	36,500	342,564
Sakata INX Corp. (a)	5,400	72,353
Seiko Group Corp.	7,000	198,964
Senshu Electric Co. Ltd.	1,000	33,219
Subaru Corp.	10,400	193,624
Sumitomo Electric Industries Ltd.	72,600	1,531,767
Sumitomo Riko Co. Ltd.	17,200	206,431
Suzuki Motor Corp.	122,800	1,580,924
Taiheiyo Cement Corp.	7,900	203,628
Takeda Pharmaceutical Co. Ltd.	32,500	974,356
TDK Corp.	26,700	296,883
Toa Corp.	37,200	387,524
Toyo Seikan Group Holdings Ltd.	15,500	305,325
Toyota Motor Corp.	17,000	327,134
Tsubakimoto Chain Co.	10,800	136,825
UACJ Corp.	4,500	152,768
Valor Holdings Co. Ltd.	12,400	210,437
YAMABIKO Corp.	18,800	276,849
Security Description	Shares	Value
Yurtec Corp.	10,300	$140,511
		30,641,787
LUXEMBOURG — 0.6%
ArcelorMittal SA	29,387	891,579
NETHERLANDS — 3.0%
ASML Holding NV	1,217	903,587
Koninklijke Heijmans NV	3,313	210,658
Koninklijke KPN NV	324,686	1,525,535
NN Group NV	25,078	1,578,074
SBM Offshore NV	14,804	339,882
		4,557,736
NORWAY — 0.3%
Aker Solutions ASA	126,047	411,702
SINGAPORE — 1.1%
United Overseas Bank Ltd.	58,100	1,595,132
SPAIN — 3.9%
ACS Actividades de Construccion y Servicios SA (a)	23,246	1,526,932
Aedas Homes SA (c)	1,041	32,150
Banco Bilbao Vizcaya Argentaria SA	54,499	817,447
Banco Santander SA	187,136	1,493,972
Iberdrola SA	68,241	1,245,947
Indra Sistemas SA	18,126	745,862
Prosegur Cash SA (c)	84,007	76,976
Prosegur Cia de Seguridad SA	10,956	33,899
		5,973,185
SWEDEN — 3.5%
AcadeMedia AB (c)	11,612	97,867
Alleima AB (a)	51,869	424,714
Attendo AB (c)	62,073	398,844
Betsson AB Class B	3,085	59,692
Clas Ohlson AB Class B	22,577	619,829
Loomis AB	11,915	461,092
Peab AB Class B	82,757	710,003
Scandic Hotels Group AB (a) (c)	20,179	161,547
Securitas AB Class B	32,549	481,261
SSAB AB Class A	28,903	174,197
Svenska Handelsbanken AB Class A (a)	1,989	26,566
Telefonaktiebolaget LM Ericsson Class B	191,010	1,623,404
		5,239,016
SWITZERLAND — 1.9%
Avolta AG	19,701	1,055,188
EFG International AG	32,697	581,633
Zurich Insurance Group AG	1,778	1,246,977
		2,883,798
UNITED KINGDOM — 12.3%
3i Group PLC	32,674	1,792,628
AstraZeneca PLC	3,175	458,584
Aviva PLC (a)	168,305	1,384,631

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Shares	Value
Balfour Beatty PLC	36,584	$246,358
Barclays PLC	450,961	1,989,897
Centrica PLC	748,599	1,597,157
Drax Group PLC	61,846	550,799
Hikma Pharmaceuticals PLC	28,053	808,860
HSBC Holdings PLC	21,098	248,219
Imperial Brands PLC	45,597	1,726,326
Keller Group PLC	4,645	96,255
Kier Group PLC	105,832	240,411
Lloyds Banking Group PLC	1,888,227	1,964,046
Mitie Group PLC	351,409	741,455
NatWest Group PLC	272,388	1,925,291
Smith & Nephew PLC	80,631	1,167,317
Tesco PLC	336,857	1,760,993
		18,699,227
UNITED STATES — 6.6%
Holcim AG	17,174	1,899,365
Nestle SA	7,126	759,356
Novartis AG	28,337	3,237,580
Roche Holding AG	9,967	3,215,357
Roche Holding AG Bearer Shares	251	85,395
Sanofi SA	7,845	779,594
Shell PLC	3,445	113,696
		10,090,343
TOTAL COMMON STOCKS (Cost $121,995,699)		145,491,167
SHORT-TERM INVESTMENTS — 6.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e)	6,679,614	6,679,614
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	3,342,051	$3,342,051
TOTAL SHORT-TERM INVESTMENTS (Cost $10,021,665)		10,021,665
TOTAL INVESTMENTS — 102.5% (Cost $132,017,364)		155,512,832
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(3,807,579)
NET ASSETS — 100.0%		$151,705,253
(a)	All or a portion of the shares of the security are on loan at May 31, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.0% of net assets as of May 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended May 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At May 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	34	06/20/2025	$4,365,995	$4,427,650	$61,655
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$141,342,411	$4,148,756	$—	$145,491,167
Short-Term Investments	10,021,665	—	—	10,021,665
TOTAL INVESTMENTS	$151,364,076	$4,148,756	$—	$155,512,832
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$61,655	$—	$—	$61,655
TOTAL OTHER FINANCIAL INSTRUMENTS:	$61,655	$—	$—	$61,655
Industry Breakdown as of May 31, 2025

% of Net Assets
Banks	15.1%
Pharmaceuticals	8.0
Insurance	4.5
Construction & Engineering	4.5
Capital Markets	3.9
Auto Components	3.8
Diversified Telecommunication Services	3.7
Commercial Services & Supplies	3.0
Machinery	2.7
Multi-Utilities	2.6
Software	2.4
Health Care Providers & Services	2.4
Consumer Staples Distribution & Retail	2.4
Construction Materials	2.2
Communications Equipment	2.1
Marine	2.0
Food Products	1.9
Retail REITs	1.9
Metals & Mining	1.9
Specialty Retail	1.6
Automobiles	1.4
Trading Companies & Distributors	1.3
Household Durables	1.3
Technology Hardware, Storage & Peripherals	1.2
Building Products	1.2
Beverages	1.2
Health Care Equipment & Supplies	1.2
Tobacco	1.1
Oil, Gas & Consumable Fuels	1.1
Real Estate Management & Development	1.1
Independent Power and Renewable Electricity Producers	1.0
Airlines	1.0
Industrial Conglomerates	1.0
Energy Equipment & Services	0.9
Electric Utilities	0.8
Electrical Equipment	0.8
Containers & Packaging	0.7
Textiles, Apparel & Luxury Goods	0.6
Semiconductors & Semiconductor Equipment	0.6
IT Services	0.5
Broadline Retail	0.5
Professional Services	0.5
Gas Utilities	0.4
Chemicals	0.4
Air Freight & Logistics	0.3
Financial Services	0.3
Diversified REITs	0.3
Hotels, Restaurants & Leisure	0.3
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

% of Net Assets
Electronic Equipment, Instruments & Components	0.2%
Diversified Consumer Services	0.1
Short-Term Investments	6.6
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 8/31/24	Value at 8/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/25	Value at 5/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	533,957	$533,957	$43,061,081	$36,915,424	$—	$—	6,679,614	$6,679,614	$54,521
State Street Navigator Securities Lending Portfolio II	225,675	225,675	35,141,535	32,025,159	—	—	3,342,051	3,342,051	9,628
Total		$759,632	$78,202,616	$68,940,583	$—	$—		$10,021,665	$64,149
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Schedule of Investments
May 31, 2025  (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A "significant event" is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund's Portfolio securities to no longer reflect their value at the time of the Fund's net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the  Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Schedule of Investments  (continued)
May 31, 2025  (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of May 31, 2025 is disclosed in the Fund’s respective Schedule of Investments.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in the Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended May 31, 2025, the Fund entered into futures contracts in order to equitize cash.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended May 31, 2025, are disclosed in the Fund's Schedule of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the Form N-PORT filing was issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filing.